Interest and Finance Costs, net (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivatives Fair Value [Line Items]
Change in fair value of non-hedging financial instruments		$ (10,807)	$ 3,359	$ 4,672
Bunker Call Option Premium		0	216	266
Cash received from terminations		$ 477	$ 3,685	$ 0
Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps		5
Notional amount of floating-to-fixed interest rate swaps		$ 284,650
Fixed interest rate		3.08%
Floating rate basis		six-month LIBOR
Interest Rate Swaps | Minimum
Derivatives Fair Value [Line Items]
Maturity date		Jul. 31, 2020
Interest Rate Swaps | Maximum
Derivatives Fair Value [Line Items]
Maturity date		Oct. 31, 2027
Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreement entered into	2		2
Bunker Call Option Premium	$ 1,602		$ 216
Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps		4
Notional amount of floating-to-fixed interest rate swaps		$ 256,050
Fair value of hedging interest rate swaps		(5,000)	$ (1,966)
Net amount of cash flow hedge losses to be reclassified into earnings within 12 months		$ 4
Not Designated as Hedging Instrument | Interest Rate Swaps
Derivatives Fair Value [Line Items]
Number of floating-to-fixed interest rate swaps		1
Change in fair value of non-hedging financial instruments		$ (86)
Not Designated as Hedging Instrument | Bunker Call Options
Derivatives Fair Value [Line Items]
Number of bunker call option agreements held		3	1
Fair value of bunker call option agreements		$ 350	$ 118
Change in fair value of non-hedging financial instruments		$ 232	(1,189)
Not Designated as Hedging Instrument | Bunker Swaps
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into		19
Fair value of bunker swap agreement		$ (3,972)	7,027
Change in fair value of non-hedging financial instruments		(10,999)	4,548
Not Designated as Hedging Instrument | VLCC Ulysses | Bunker Swaps
Derivatives Fair Value [Line Items]
Number of bunker swap agreements entered into				3
Change in fair value of non-hedging financial instruments		$ (3,264)	$ 785
Cash received from terminations	$ 1,470